PAYABLE TO INVESTORS	12 Months Ended
Dec. 31, 2018
Payable To Investors [Abstract]
PAYABLE TO INVESTORS
15.	PAYABLE TO INVESTORS

In the ordinary course of business, through the peer-to-peer platforms and the Company's Plans, the Company identifies investors and transfers creditors' rights to those investors. The Company further offers different investment periods to investors with various annual interest rates while those credit rights are held by the investors. The terms of the sales require the Company to repurchase those creditors’ rights from investors prior to or upon the maturity of the investment period. As a result, the sales of those creditors’ rights are not accounted for as a sale and remain on the consolidated balance sheet and are recorded as payable to investors in the Company’s consolidated balance sheet. The financing business was terminated in May 2018 along with the expiration of the Company’s Plan on May 17, 2018

Payable to investors includes payable with terms shorter than one year as well as the current portion of the payable to investors.

		Fixed annual		As of December 31,
		Rate (%)	Term	2017	2018
Short-term payable to investors	(i)	8.6% - 11.0%	15 Days - 12 Months	$142,689	$15

(i)
       The short-term payable to investors as of December 31, 2017 relates to the “Plans” and the balance in 2017 had been repaid by the Company in 2018.